Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Performance guarantees [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 2,188,201	$ 2,274,290
Substandard	21,833	5,806
Non—complying	4,336	3,294
Total	2,214,370	2,283,390
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,573,058	1,804,374
Substandard
Non—complying
Total	1,573,058	1,804,374
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	46,523	44,325
Substandard
Non—complying
Total	46,523	44,325
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	568,005	414,621
Substandard	21,833	5,806
Non—complying
Total	589,838	420,427
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	615	10,970
Substandard
Non—complying
Total	615	10,970
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non—complying	3,851	2,194
Total	3,851	2,194
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non—complying	485	1,100
Total	$ 485	$ 1,100